INCOME TAXES (Details of income tax expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current income taxes, includes a recovery of $2,725 (2015 - expense of $3,904) relating to prior taxation years	$ 12,488	$ 9,587
Adjustments for recovery relating to prior taxation years	3,535	1,368
Changes in tax rates	2,048	(1,633)
Revaluation of deferred income taxes on intangible assets	0	(62,228)
Origination and reversal of temporary differences	(7,789)	6,576
Non-recognition of tax benefits related to tax losses and temporary differences	17,169	62,488
Recognition of tax benefits relating to prior taxation years	(2,556)	(308)
Deferred income taxes	8,872	4,895
Total income tax expense	$ 21,360	$ 14,482